Trade accounts and other payables (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trade accounts and other payables [Abstract]
Creditors	$ 1,631	$ 2,013
Insurances	161	228
Other	356	273
Total	$ 2,148	$ 2,514